Financial assets, liabilities and financial result (excluding Orange Bank) - Cash flow hedge - Hedging Strategies (Details) - Telecom activities, operating segment [member] - Operating segments [member] - Cash flow hedges [member]
€ in Millions
Dec. 31, 2017 EUR (€)
Orange Polska and subsidiaries [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	€ 105
IFRS Parent Company [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	€ 118